SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

Basis of consolidation

These interim condensed consolidated financial statements are unaudited. In the opinion of management, all adjustments consisting of normal recurring accruals and disclosures necessary for a fair presentation of these interim condensed consolidated financial statements have been included. The results reported in the unaudited condensed consolidated financial statements for any interim periods are not necessarily indicative of the results that may be reported for the entire year.

The unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading.

These unaudited condensed consolidated financial statements and accompanying notes should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s annual report on Form 20-F for the year ended December 31, 2024, filed with the SEC on April 14, 2025.

The condensed consolidated balance sheet as of December 31, 2024, included herein has been derived from the audited consolidated financial statements as of December 31, 2024, but does not include all disclosures required by the U.S. GAAP.

The accompanying condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIE (from January 1, 2025 to March 5, 2025). All significant inter-company accounts and transactions have been eliminated on consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (i) has the power to direct the activities that most significantly affect the economic performance of the VIE, and (ii) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Use of Estimates

Use of Estimates

The preparation of these unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, allowance for CECL - trade receivable, assumptions related to the consolidation of entities in which the Group holds variable interests, valuation allowance on deferred tax, valuation on stock-based compensation and valuation on derivative liabilities.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 – Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date;

Level 2 – Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data; and

Level 3 – Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable, other receivables, prepaid expenses, accounts payable and accrued liabilities, income tax payable, and other taxes payable approximate their fair value based on the short-term maturity of these instruments.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents include cash on hand and all highly liquid investments with an original maturity of three months or less.

The Group maintains cash and cash equivalents with various commercial banks in the UK. Cash held in the UK is denominated in British pound sterling and is freely transferable out of the UK.

The Group maintains cash and cash equivalents with various commercial banks within the PRC. Cash in the PRC denominated in RMB may not be freely transferable to out of the PRC because of exchange control regulations or other reasons. Such restricted cash amounted to $0 and $193 as of June 30, 2025 and December 31, 2024, respectively. The Company has not experienced any losses in the bank accounts and believes it is not exposed to any risks on its cash held in PRC banks.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are carried at cost, less accumulated depreciation. Costs include any incremental costs that are directly attributable to the construction or acquisition of the item of property and equipment. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized if they extend the useful life of the asset. Depreciation is computed using the straight-line method over the estimated useful lives.

When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in the results of operations.

Classification	Estimated Useful Life
Buildings and leasehold improvement	50 years
Building fixtures, furniture, and landscaping	4 to 10 years
Office Equipment and Fixtures	3 to 5 years
Software	2 or 10 years
Vehicles	4 or 5 years

Revenue Recognition

Revenue Recognition

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Group determines revenue recognition through the following five steps: (1), identification of the contract, or contracts, with a customer, (2), identification of the performance obligations in the contract, (3), determination of the transaction price, (4), allocation of the transaction price to the performance obligations in the contract; and (5), recognition of revenue when, or as, the Company satisfies a performance obligation.

The operating entities’ service contracts typically include the terms of parties, services to be provided, service covered period, details of service fee calculation, and terms or conditions when services are to be paid. The performance obligation of the operating entities is clearly defined as to the sale of real properties specified in the contracts. The performance obligation is satisfied when at the point of closing of the sales contract with each property buyer is completed and when the developer receives the proceeds from the sales (cash and/or bank loans). The commission fee is determined based on the total value of the property sold multiplied by the commission rate agreed upon in the contracts. The commission rates vary among developers. The payment terms also vary with certain developers dividing the contracts into several phases and making payment when a phase has been completed. These variable considerations will not change the calculation of the commission fee. The transaction price is determined based on the commission rate and properties sold.

Prior to 2023, the Group’s major revenue is generated by commission fees from selling real estate properties since its inception. Commission revenue from property brokerage is recognized when: (i) the operating entities have completed their performance obligation to sell properties per contract, (ii) the property developer and the buyer completed a property sales transaction and the developer received a full or partial amount of proceeds from the buyer or full payment from the banker if mortgaged, and (iii) the property developer granted confirmation to the operating entities to issue an invoice per contract. The Group recognizes revenue net of value-added taxes (“VAT”).

The Group did not handle any monetary transactions nor act as escrow intermediary between the developers and the buyers. Certain sales contracts allow developers to withhold a certain percentage of the total commission for a certain period as a risk fund to cover potential damages caused by the sales activities of the operating entities. In these circumstances, the Group’s operating performance obligations are not fulfilled until the withholding period has passed. Since the amount being withheld is the risk of loss from the sales transaction, the Group records the amount withheld by developers as deferred income and will recognize the income when the withholding period has passed, and the amount withheld is confirmed by the developers.

The Group engages in the business of managing rental properties through its UK subsidiary, Mansions, which commenced operations in August 2021. Revenue from one-time referral fees paid by tenants is recognized proportionally over the lease term. The Group recognizes this revenue when both of the following conditions are met: (a) the lease agreement has been executed, and (b) the tenant has made its first payment. Mansions also provides property management services to tenants and collects service fees for these services. Management service fees are recognized on a monthly basis. Any prepayment of monthly service fees is recorded as deferred income until the related services are provided.

The Group engages in the hotel business through its UK subsidiaries, which began operations in May 2023. Revenue from hotel operations is recognized in accordance with ASC 606. Revenue is recognized when control of goods and services is transferred to the customer, typically at the point in time when the customer consumes or utilizes the services provided by the Group’s hotels. The Group’s revenue streams from hotel operations primarily consist of room sales, food and beverage services, event space rentals, and other ancillary services. The revenue recognition for these streams is as follows:

Room Sales: Revenue from room sales is recognized over the duration of the customer’s stay, as control of the lodging service is transferred to the customer during the stay. Revenue is allocated to each night’s stay based on the agreed-upon room rate.

Food and Beverage Services: Revenue from food and beverage services is recognized at the point in time when the food and beverages are served to the customer. Revenue is based on menu prices and is recognized as the customer consumes the items.

Event Space Rentals: Revenue from event space rentals is recognized at the point in time when the event space is made available to the customer for the event. Revenue is recognized based on the agreed-upon rental fee for the space.

Ancillary Services: Revenue from other ancillary services, such as parking and recreational facilities, is recognized at the point in time when the service is provided to the customer.

The transaction price for each contract is determined based on the consideration agreed upon with the customer. If contracts include multiple performance obligations, the transaction price is allocated to each performance obligation based on their relative standalone selling prices.

The Group periodically reviews its contracts to ensure that revenue recognition practices remain consistent with the principles of ASC 606. Any changes in estimates or adjustments to revenue recognition are recognized in the period in which the change or adjustment becomes known.

Segment

Segment

ASC 280 “Segment Reporting” required a public entity to report separately information about an operating segment that meets any of the following quantitative thresholds: a) its reported revenue, including both sales to external customers and intersegment sales or transfers, is 10 percent or more of the combined revenue, internal and external, of all operating segments; b) the absolute amount of its reported profit or loss is 10 percent or more of the greater, in absolute amount, of either: 1. the combined reported profit of all operating segments that did not report a loss, or 2. the combined reported loss of all operating segments that did report a loss; or c) its assets are 10 percent or more of the combined assets of all operating segments. Operating segments that do not meet any of the quantitative thresholds may be considered reportable, and separately disclosed, if management believes that information about the segment would be useful to readers of the financial statements. A company’s operating segments are defined as components of the company that engage in business activities that generate revenue and incur expenses, and whose results are regularly reviewed by the company’s chief operating decision maker in deciding how to allocate resources and assess performance.

The Group uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments.

Business Tax and Value Added Tax ("VAT")

Business Tax and Value Added Tax (“VAT”)

The PRC government implemented a VAT reform pilot program, which replaced the business tax with VAT. Since May 2016, the changes from business tax to VAT have been expanded to all other service sectors which used to be subject to business tax. The VAT rate applicable to subsidiaries and consolidated VIE of the Company was 6%. The Company accrues VAT payable when revenue is recognized.

The UK government charges VAT on business services and commissions. The standard VAT rate is 20%. All income of the UK subsidiaries will be subject to VAT. The Company accrues VAT payable when revenue is recognized.

Income Taxes

Income Taxes

The Company’s operation in China was governed by the income tax laws of the PRC. The Chinese Corporate Income Tax applies to all companies in China, foreign owned & Chinese owned. It is levied on company profits at a rate of 25%.

The Company’s operation in United Kingdom is governed by the income tax laws of the UK. The normal rate of corporation tax is 19% for the financial year beginning April 1, 2021 and will be maintained at this rate for the financial year beginning April 1, 2022. From April 1, 2023, the main rate of corporation tax increased from 19% to 25%, and a new 19% small profits rate of corporation tax was introduced for companies whose profits do not exceed 50,000 pounds sterling (GBP).

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

The Group only recognizes tax liabilities related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the Group recognizes the largest amount of tax liabilities that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. There were no such tax liabilities recognized in the accompanying consolidated financial statements. The Group records interest and penalties as a component of income tax expense. There were no such interest and penalties for the six months ended June 30, 2025 and 2024.

Per Share Amounts

Per Share Amounts

The Company computes per share amounts in accordance with ASC Topic 260 “Earnings per Share” (EPS), which requires presentation of basic and diluted EPS. Basic EPS is computed by dividing the net income (loss) available to holders of ordinary shares by the weighted-average number of ordinary shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that then shared in the earnings of the Company, if any. This is computed by dividing net earnings by the combination of dilutive ordinary share equivalents.

As of June 30, 2025, the Company had a total of 579,001 units of Series A warrants (“Series A Warrants”) outstanding, exercisable at a price of $5.40 per warrant. The closing price of the Company’s ordinary shares was $2.55 as of June 30, 2025. Since the exercise price of the warrants exceeded the share price, the warrants had no dilutive impact. Consequently, all potentially dilutive securities were excluded from the computation of diluted shares outstanding, as they would have had an anti-dilutive effect. The Series A Warrants are set to expire on March 20, 2028.

	June 30,
	2025	2024
Numerator for earnings per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$154,412	$(1,326,011)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	1,057,349	475,267
Per share amount
Per share - basic and diluted	$0.15	$(2.79)

Comprehensive Income

Comprehensive Income

The Company follows ASC 220-10, “Reporting Comprehensive Income,” which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to shareholders.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal operations are based in the UK, and, prior to 2024, also in the PRC. Its financial position and operational results are determined by using GBP and RMB as functional currencies, as applicable. However, the consolidated financial statements of the Company are presented in U.S. Dollars. Foreign currency-denominated results of operations and cash flows are translated at the average exchange rate during the reporting period. Assets and liabilities in foreign currencies are translated at the exchange rate in effect at the balance sheet date, while equity in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Consequently, amounts reported on the consolidated statements of cash flows may not align precisely with changes in corresponding balances on the consolidated balance sheets. Translation adjustments resulting from period-to-period exchange rate fluctuations are included as a separate component of accumulated other comprehensive income (loss) in the unaudited condensed consolidated balance sheets and statements of changes in shareholders’ equity. Foreign currency transactions are translated into the functional currency at the exchange rates prevailing on the transaction dates. Any resulting gains or losses are recognized in the results of operations as they occur. For the six months ended June 30, 2025 and 2024, a transaction loss of $142,028, and a gain of $139, respectively, was recorded in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The following table outlines the currency exchange rates used in the unaudited condensed consolidated financial statements:

	June 30,	June 30,	December 31,
1 US$ = RMB	2025	2024	2024
At end of the period - RMB	7.1636	7.2672	7.2993
Average rate for the period ended - RMB	7.2520	7.2151	7.1957

1 US$ = GBP
At end of the period - GBP	0.7288	0.7911	0.7987
Average rate for the period ended - GBP	0.7703	0.7904	0.7824

Concentration Risk

Concentration Risk

The Company’s subsidiaries in the UK have bank accounts in the UK. Customer deposits held by banks, building societies and credit unions (including in Northern Ireland) in UK establishments that are authorized by the Prudential Regulation Authority (PRA) are protected by the Financial Services Compensation Scheme up to GBP85,000, which was approximately $117,000. The Company’s total unprotected cash in bank amounted to approximately $1,182,000 and $1,701,000 as of June 30, 2025 and December 31, 2024, respectively. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts.

Deconsolidation

Deconsolidation

In accordance with ASC 810-10-40, deconsolidation of a subsidiary occurs when: (a) some or all of the ownership interests of the subsidiary are sold resulting in the loss of a controlling financial interest; (b) a contractual agreement granting control of the subsidiary expires; (c) the subsidiary issues its shares to outsiders reducing the parent’s ownership interest resulting in the loss of a controlling financial interest; or (d) the subsidiary becomes subject to the control of a government, court, administrator, or regulator.

The parent should recognize a gain or loss measured as the difference between: (a) the aggregate of: (i) the fair value of any consideration received, (ii) the fair value of any retained non-controlling interest, and (iii) the carrying amount of any non-controlling interest at the date the subsidiary is deconsolidated; and (b) the carrying amount of the subsidiary’s assets and liabilities.

A subsidiary should be deconsolidated from the date a controlling financial interest is lost and should also consider the equity components included in the non-controlling interest and the amounts previously recognized in accumulated other comprehensive income (loss), that is, the foreign currency translation adjustment.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures: This guidance is intended to enhance the transparency and decision usefulness of income tax disclosures through improvements to disclosures primarily related to the rate reconciliation and income taxes paid information. The new guidance is effective for public business entities for annual reporting periods beginning after December 15, 2024 on a prospective basis. Retrospective application is permitted. The Company has adopted ASU 2023-09, effective January 1, 2025. The adoption of this standard had no material impact on the Company’s unaudited condensed consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements

The Group considers the applicability and impact of all ASUs. The ASUs not listed below were assessed and determined to be either not applicable or are expected to have a minimal impact on the Group’s consolidated financial position and/or results of operations. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03, as amended by ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): clarifying the Effective Date, will require additional disclosures and disaggregation of certain costs and expenses presented on the face of the income statement. The new guidance is effective for public business entities for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this ASU may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact of adoption of this standard on its consolidated financial statements.